Share-based compensation - Changes Stock Options (Details) - 12 months ended Dec. 31, 2024	€ / shares shares	$ / shares € / shares shares	$ / shares shares
EUR-denominated | Euro
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	32,839	32,839
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(13,471)	(13,471)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	(32)	(32)
Number of options, Outstanding, ending (in shares)	19,336	19,336
Number of options, Exercisable (in shares)	19,336	19,336	19,336
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | € / shares	€ 82.52
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | € / shares	75.44
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | € / shares	64.39
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | € / shares	87.48
Weighted average exercise price per ordinary share (in usd/eur per share) | € / shares	€ 87.48	€ 87.48
USD-denominated | US dollar
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	23,962	23,962
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(10,048)	(10,048)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	(180)	(180)
Number of options, Outstanding, ending (in shares)	13,734	13,734
Number of options, Exercisable (in shares)	13,734	13,734	13,734
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | $ / shares		€ 94.01
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | $ / shares		91.90
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | $ / shares		92.23
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | $ / shares		€ 95.58
Weighted average exercise price per ordinary share (in usd/eur per share) | $ / shares			$ 95.58